Other Stock-Related Information (Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Shares - Outstanding	501,286
Shares - Outstanding - Total	517,182	473,611
Average life - Outstanding - Total	6 years 4 months
Average exercise price Outstanding - Total	$ 20.92	$ 20.02
Shares - Exercisable - Total	292,701
Average exercise price - Exercisable - Total	$ 19.44
Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Average life - Outstanding	6.3
Shares - Exercisable		254,000
Average exercise price - Exercisable		$ 20.15
Under $10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Shares - Outstanding	28,484
Average exercise price - Outstanding	$ 9.57
Shares - Exercisable	28,484
Average exercise price - Exercisable	$ 9.57
Under $10.00 | Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Average life - Outstanding	3.9
10.01-15.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Shares - Outstanding	46,905
Average exercise price - Outstanding	$ 11.977
Shares - Exercisable	46,905
Average exercise price - Exercisable	$ 11.98
10.01-15.00 | Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Average life - Outstanding	4.2
15.01-20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Shares - Outstanding	158,534
Average exercise price - Outstanding	$ 17.457
Shares - Exercisable	113,286
Average exercise price - Exercisable	$ 17.32
15.01-20.00 | Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Average life - Outstanding	5.7
20.01-25.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Shares - Outstanding	132,295
Average exercise price - Outstanding	$ 22.55
Shares - Exercisable	50,587
Average exercise price - Exercisable	$ 22.25
20.01-25.00 | Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Average life - Outstanding	7.9
25.01-30.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Shares - Outstanding	100,668
Average exercise price - Outstanding	$ 26.51
Shares - Exercisable	19,039
Average exercise price - Exercisable	$ 28.22
25.01-30.00 | Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Average life - Outstanding	8.5
30.01-35.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Shares - Outstanding	21,712
Average exercise price - Outstanding	$ 34.1
Shares - Exercisable	21,712
Average exercise price - Exercisable	$ 34.1
30.01-35.00 | Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Average life - Outstanding	1.2
Over $35.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Shares - Outstanding	12,688
Average exercise price - Outstanding	$ 38.67
Shares - Exercisable	12,688
Average exercise price - Exercisable	$ 38.57
Over $35.00 | Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Average life - Outstanding	2.4